Inventories, net - Additional Information (Details) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of inventories [abstract]
Cost of inventories recognized in cost of sales	$ 170,154,336	$ 172,495,376	$ 145,491,598